Document and Entity Information	Jul. 30, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Jul. 30, 2025
Entity Central Index Key	0000225322
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Investment Company Type	N-1A